Financial risk management objectives and policies	9 Months Ended
Sep. 30, 2020
Financial risk management objectives and policies
Financial risk management objectives and policies

26      Financial risk management

Market risk

Foreign currency risk

Intercompany loans bear the majority of the Group’s foreign currency risk as they are issued and are repayable in Euro or US dollars. Fluctuation of various exchange rates in Africa and the resulting related foreign exchange gains or losses are recognized in other comprehensive income.

Credit risk

Trade receivables

As of September 30, 2020, the Group has as an allowance for uncollectible receivables of EUR 7,506 thousand (December 31, 2019: 8,283) as set out in the Note 9. Additionally, the Group has as an allowance for uncollectible other receivables of EUR 682 thousand (December 31, 2019: 503). The ECL provision for uncollectible receivables represents 57% (December 31, 2019: 47%) of the total trade and other receivables.

Cash deposits

As of September 30, 2020, the impact of measuring ECL for cash and cash equivalents remains immaterial in the consolidated financial statements.

The majority of the Group’s cash deposit balances are maintained in Germany. German bank accounts are secured via the deposit protection fund, which secures all bank deposits up to 20% of the liable equity of the bank.

Liquidity risk

As all funds come exclusively from the shareholders and there are no external borrowings, the Group mitigates the risk of interest.

Based on the cash flow forecast for 2021, the Group has sufficient liquidity as of September 30, 2020 for the next twelve months.